Other Financial Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 USD ($)	Jun. 01, 2018 SGD ($)	Mar. 31, 2017 USD ($)	Mar. 30, 2017 SGD ($)
DBS Bank Ltd [member]
Disclosure of detailed information about borrowings [line items]
Refinancing of uncommitted multi-currency revolving credit facility			$ 30,000,000
Credit facility maturity period	Three years
Ownership interest in the entity, percentage	76.40%
DBS Bank Ltd [member] | Hong Leong Asia Limited [member]
Disclosure of detailed information about borrowings [line items]
Ownership interest in the entity, percentage	35.00%
DBS Bank Ltd [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Credit facility with bank	$ 30,000,000
Consolidated tangible net worth ratio	100.00%	100.00%
DBS Bank Ltd [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 350,000,000
Credit facility with MUFG Singapore Branch [member]
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period	Three years
Refinancing of unsecured multi-currency revolving credit facility					$ 30,000,000
Credit facility with MUFG Singapore Branch [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth ratio	200.00%	200.00%
Facility limit	$ 30,000,000
Credit facility with MUFG Singapore Branch [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 120,000,000
Sumitomo branch [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility maturity period	Three years
Refinancing of uncommitted and unsecured multi-currency revolving credit facility				$ 30,000,000
Sumitomo branch [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth ratio	200.00%	200.00%
Facility limit		$ 30,000,000
Sumitomo branch [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated tangible net worth		$ 200,000,000